Securities Sold Under Agreements to Repurchase - Schedule of Securities Sold Under Agreements to Repurchase (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Outstanding balance at year end	$ 28,914,000	$ 18,674,000	$ 22,199,000
Average balance during the year	$ 24,390,000	$ 18,321,000	$ 18,456,000
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$ 31,885,000	$ 21,970,000	$ 22,199,000
Weighted average interest rate at year end	0.10%	0.10%	0.10%